Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 20,707,707	$ 14,847,902	$ 17,584,454
Total cost of revenues	(15,682,213)	(11,725,188)	(13,923,166)
Gross Profit	5,025,494	3,122,714	3,661,288
Operating expenses:
Selling expenses	1,311,176	1,129,671	2,478,163
General and administrative expenses	9,166,535	7,838,024	9,800,714
Research and development expenses	1,115,108	610,439	931,078
Loss from disposal of property, plant and equipment	227,323	1,075,490	15,306
Total operating expenses	11,820,142	10,653,624	13,225,261
Loss from operations	(6,794,648)	(7,530,910)	(9,563,973)
Other income:
Interest income (expense), net	80,503	(207,410)	(330,824)
Foreign exchange transaction gain	169,105	310,860	800,403
Other income, net	155,287	541,468	112,109
Rental income from related parties, net	211,430	337,743	295,362
Total other income	616,325	982,661	877,050
Loss before income taxes	(6,178,323)	(6,548,249)	(8,686,923)
Income taxes benefit	(1,077,086)	(491,600)	(1,227,449)
Net loss	(5,101,237)	(6,056,649)	(7,459,474)
Less: net loss attributable to non-controlling interest		(936)	(259,211)
Net loss attributable to Dogness (International) Corporation	(5,101,237)	(6,055,713)	(7,200,263)
Other comprehensive income (loss):
Foreign currency translation adjustments	1,097,735	(165,481)	(6,204,254)
Comprehensive loss	(4,003,502)	(6,222,130)	(13,663,728)
Less: comprehensive income (loss) attributable to non-controlling interest	1	(932)	(270,210)
Comprehensive loss attributable to Dogness (International) Corporation	$ (4,003,503)	$ (6,221,198)	$ (13,393,518)
Loss per share
Basic	$ (0.38)	$ (0.55)	$ (0.68)
Diluted	$ (0.38)	$ (0.55)	$ (0.68)
Weighted Average Shares Outstanding
Basic	13,408,261	10,919,386	10,598,989
Diluted	13,408,261	10,919,386	10,598,989
Third Party Customer [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 20,707,707	$ 14,746,447	$ 15,884,281
Total cost of revenues	(15,682,213)	(11,642,233)	(12,760,852)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues		101,455	1,700,173
Total cost of revenues		$ (82,955)	$ (1,162,314)